SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

Polaris II Variable Annuity

The United States Life Insurance Company in the City of New York (“US Life”) is amending the Prospectus for the purpose of adding the following information.

MARKETLOCK FEATURE EXTENSION PARAMETERS

The information below is important to you if you purchased a contract between May 4, 2009 and January 18, 2010 and you elected the MarketLock Income Plus or MarketLock For Life Plus living benefit or if you purchased a contract between May 4, 2009 and January 20, 2012 and you elected the MarketLock For Life living benefit. As described in the prospectus you received when you purchased the contract, the first Income Base Evaluation Period and first Income Credit Period (not applicable to MarketLock For Life) ends after the fifth contract year. On or about your fifth contract anniversary you had an opportunity to extend both the Income Base Evaluation Period and the Income Credit Period, if applicable, (the “Extension”) for an additional five years. If you elected the first Extension, you will have the opportunity to elect a second Extension on or about your tenth contract anniversary. In choosing the second Extension, only the Income Base Evaluation Period will extend for an additional five years, the Income Credit Period will no longer continue, and your fee will change as detailed below. No other parameters or terms of your current benefit, including investment requirements, will change as a result of the second Extension. If you elect the second Extension, we will send you a new contract endorsement.

If you do not wish to elect the second Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements that applied upon the first Extension. However, your Income Base will no longer be adjusted for higher anniversary values or income credits (not applicable to MarketLock for Life). Please note that if you did not elect the first Extension when it was offered, you will not be permitted to extend the Income Base Evaluation Period at this time. If you are eligible for but do not elect this second Extension, you will not be eligible for any subsequent Extensions in the future.

As with all important financial decisions, we recommend that you discuss this with your financial representative.

For information on the MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life living benefit you elected at the time you purchased your contract, please see the MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life section under OPTIONAL LIVING BENEFITS in the prospectus. If you do not have a prospectus, you can call our Annuity Service Center at (800) 445-7862 and we will provide one to you.

How do I elect the second Extension?

If you are eligible for the second Extension because you previously elected the first Extension and wish to elect the second Extension, you must complete the Election Form you will receive. The terms of the second Extension are detailed below. The Income Base Evaluation Period may be extended for an additional 5 year period, however the Income Credit Period will no longer continue.

As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.

What is the fee if I elect the second Extension?

If you elect the MarketLock Income Plus second Extension, the fee for the feature will be increased by 0.05% as follows:

Number of Covered Persons	Current Annualized Fee After First Extension (calculated as a percentage of the Income Base)	Annualized Fee After Second Extension (calculated as a percentage of the Income Base)
One	1.20%	1.25%
Two	1.45%	1.50%

If you elect the MarketLock For Life Plus second Extension, the fee for the feature will be increased by 0.05% as follows:

Number of Covered Persons	Current Annualized Fee After First Extension (calculated as a percentage of the Income Base)	Annualized Fee After Second Extension (calculated as a percentage of the Income Base)
One	1.20%	1.25%
Two	1.45%	1.50%

If you elect the MarketLock For Life second Extension, the fee for the feature will be increased by 0.05% as follows:

Number of Covered Persons	Current Annualized Fee After First Extension (calculated as a percentage of the Income Base)	Annualized Fee After Second Extension (calculated as a percentage of the Income Base)
One	0.95%	1.00%
Two	1.20%	1.25%

What are the investment requirements if I elect the second Extension?

If you elect the second Extension for MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life, the investment requirements will not change from those that currently apply to the first Extension. Your assets must remain allocated in accordance with one of the following options:

Option 1	Up to 100% in one or more of the following:
SA DFA Ultra Short Bond
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
Option 2	At least 50% and up to 100% in one or more of the following:
SA DFA Ultra Short Bond
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
Up to 50% in one or more of the following Variable Portfolios:
Franklin Income VIP Fund
SA American Funds Asset Allocation
SA JPMorgan Balanced
SA MFS Total Return
SA PGI Asset Allocation

Option 3	25% SA VCP Dynamic Allocation and
	25% SA VCP Dynamic Strategy and
	50% in one of the following Allocations: or
	Variable Portfolios	Allocation 1	Allocation 2	Allocation 3
	Invesco V.I. Comstock Fund	2.5%	2.5%	3.0%
	Invesco V.I. Growth and Income Fund	3.0%	3.5%	4.0%
	SA AB Growth	1.5%	2.0%	2.0%
	SA AB Small & Mid Cap Value	0.5%	0.5%	0.5%
	SA American Funds Global Growth	1.0%	1.5%	2.0%
	SA American Funds Growth-Income	0.0%	0.0%	0.5%
	SA DFA Ultra Short Bond	1.0%	0.5%	0.0%
	SA Dogs of Wall Street	1.5%	1.5%	1.5%
	SA Federated Corporate Bond	5.0%	4.0%	3.5%
	SA Fidelity Institutional AM® Real Estate	0.0%	0.0%	0.0%
	SA Franklin Small Company Value	0.0%	1.0%	1.0%
	SA Goldman Sachs Global Bond	2.0%	2.0%	1.0%
	SA Janus Focused Growth	0.0%	0.5%	0.5%
	SA JPMorgan Emerging Markets	0.0%	0.5%	1.0%
	SA JPMorgan Equity-Income	3.0%	3.5%	4.0%
	SA JPMorgan MFS Code Bond	8.5%	6.5%	5.0%
	SA Legg Mason BW Large Cap Value	2.0%	2.0%	2.0%
	SA MFS Blue Chip Growth	1.0%	1.5%	2.0%
	SA MFS Massachusetts Investors Trust	3.0%	3.0%	3.5%
	SA Morgan Stanley International Equities	1.5%	1.5%	2.0%
	SA Oppenheimer Main Street Large Cap	1.5%	2.0%	2.0%
	SA PineBridge High-Yield Bond	2.0%	1.5%	1.0%
	SA Templeton Foreign Value	1.5%	1.5%	1.5%
	SA Wellington Capital Appreciation	1.5%	1.5%	2.0%
	SA Wellington Government and Quality Bond	4.0%	4.0%	3.5%
	SA Wellington Real Return	2.5%	1.5%	1.0%
	Total	50.0%	50.0%	50.0%
Option 4	At least 50% and up to 100% in one or more of the following:
	SA DFA Ultra Short Bond
	SA VCP Dynamic Allocation
	SA VCP Dynamic Strategy

	Up to 50% in accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and	Minimum 15%	SA Federated Corporate Bond
Fixed Accounts	Maximum 50%	SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government and Quality Bond
SA Wellington Real Return
Fixed Accounts
1-Year Fixed (if available)
B. Equity Maximum	Minimum 0%	Franklin Allocation VIP Fund
	Maximum 35%	Franklin Income VIP Fund
Invesco V.I. American Franchise Fund, Series II Shares
Invesco V.I. Comstock Fund, Series II Shares
Invesco V.I. Growth and Income Fund, Series II Shares
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA American Funds Asset Allocation
SA American Funds Global Growth
SA American Funds Growth
SA American Funds Growth-Income
SA Dogs of Wall Street
SA Janus Focused Growth
SA JPMorgan Diversified Balanced

SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA Legg Mason BW Large Cap Value
SA MFS Blue Chip Growth
SA MFS Massachusetts Investors Trust
SA MFS Total Return
SA Morgan Stanley International Equities
SA Oppenheimer Main Street Large Cap
SA PGI Asset Allocation
SA PineBridge High-Yield Bond
SA Putnam International Growth and Income
SA Templeton Foreign Value
SA Wellington Capital Appreciation
SA WellsCap Aggressive Growth
C. Limited Equity	Minimum 0%	SA Columbia Technology
	Maximum 5%	SA Fidelity Institutional AM® Real Estate
SA Franklin Small Company Value
SA Invesco Growth Opportunities
SA JPMorgan Emerging Markets
SA JPMorgan Mid-Cap Growth

As a reminder, you also have the option to cancel your MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life living benefit on your tenth anniversary, or any anniversary thereafter. If you elect to cancel your feature, you will no longer receive the guarantees of the living benefit and you will no longer be charged the fee.

Dated: May 1, 2019

Please keep this Supplement with your Prospectus

SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 2018

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

Polaris II Variable Annuity

Effective on or about October 22, 2018, the following Underlying Fund of the Anchor Series Trust (“AST”) has been renamed as indicated below.

Former Underlying Fund Name	New Underlying Fund Name	Managed By	Trust

SA Edge Asset Allocation	SA PGI Asset Allocation	Principal Global Investors, LLC	AST

Effective on or about October 22, 2018, the following Target Underlying Funds of the SunAmerica Series Trust (“SAST”) have been reorganized and merged into the Acquiring Underlying Funds as indicated below.

Target Underlying Fund	Acquiring Underlying Fund	Managed By	Trust

SA Boston Company Capital Growth	SA AB Growth	AllianceBernstein L.P.	SAST

SA Wellington Growth

SA Wellington Natural Resources

SA WellsCap Fundamental Growth
SA MFS Telecom Utility	SA Legg Mason BW Large Cap Value	Brandywine Global Investment Management, LLC	SAST

The investment requirements for the following living benefits have been amended as a result of the fund name change and mergers described above.

MARKETLOCK INCOME PLUS and MARKETLOCK FOR LIFE PLUS (Contracts issued on or after May 1, 2009) and MARKETLOCK FOR LIFE PLUS 6% OPTION (Contracts issued prior to May 1, 2009)

The following replaces the investment requirement option 4 if you elected either the MarketLock Income Plus, MarketLock for Life Plus or MarketLock for Life Plus 6% living benefit.

4. Invest in accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and	Minimum 20%*	SA DFA Ultra Short Bond
Fixed Accounts	Maximum 100%	SA Federated Corporate Bond
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
	*(30%, for MarketLock	SA Wellington Government and Quality Bond
	Income Plus and	SA Wellington Real Return
	MarketLock for Life	DCA Fixed Accounts (if available)++
	Plus issues on or after	6-Month DCA
	5/1/09)	1-Year DCA
2-Year DCA
B. Equity Maximum	Minimum 0%	Balanced (JPM) +
	Maximum 80%**	Conservative Balanced +
Conservative Growth +
Equity Income Account +
	**(70%, for MarketLock	Flexible Income +
	Income Plus and	Franklin Founding Funds Allocation VIP Fund

	MarketLock For Life	Franklin Income VIP Fund
	Plus issued on or after	Invesco V.I. American Franchise Fund
	5/1/09)	Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA American Funds Asset Allocation
SA American Funds Global Growth
SA American Funds Growth
SA American Funds Growth-Income
SA Dogs of Wall Street
SA Janus Focused Growth
SA JPMorgan Diversified Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA Legg Mason BW Large Cap Value
SA MFS Blue Chip Growth
SA MFS Massachusetts Investors Trust
SA MFS Total Return
SA Morgan Stanley International Equities
SA Oppenheimer Main Street Large Cap
SA PGI Asset Allocation
SA PineBridge High-Yield Bond
SA Putnam International Growth and Income
SA Templeton Foreign Value
SA Wellington Capital Appreciation
SA WellsCap Aggressive Growth
Strategic Growth +
C. Limited Equity	Minimum 0%	SA Columbia Technology
	Maximum 20%***	SA Fidelity Institutional AM® Real Estate
SA Franklin Small Company Value
	***(10%, for	SA Invesco Growth Opportunities
	MarketLock Income	SA JPMorgan Emerging Markets
	Plus and MarketLock	SA JPMorgan Mid-Cap Growth
For Life Plus issued on
or after 5/1/09)

+ Only available if you purchased your contract through Chase Investment Services Corporation (formerly WaMu Investments, Inc.)

++ You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

MARKETLOCK FOR LIFE

The following replaces the investment requirement option 4 if you elected the MarketLock for Life living benefit.

4. Invest in accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and	Minimum 30%	SA DFA Ultra Short Bond
Fixed Accounts	Maximum 100%	SA Federated Corporate Bond
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government and Quality Bond
SA Wellington Real Return

DCA Fixed Accounts (if available)+
6-Month DCA
1-Year DCA
2-Year DCA

B. Equity Maximum	Minimum 0%	Franklin Founding Funds Allocation VIP Fund
	Maximum 70%	Franklin Income VIP Fund
Invesco V.I. American Franchise Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA American Funds Asset Allocation
SA American Funds Global Growth
SA American Funds Growth
SA American Funds Growth-Income
SA Dogs of Wall Street
SA Janus Focused Growth
SA JPMorgan Diversified Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA Legg Mason BW Large Cap Value
SA MFS Blue Chip Growth
SA MFS Massachusetts Investors Trust
SA MFS Total Return
SA Morgan Stanley International Equities
SA Oppenheimer Main Street Large Cap
SA PGI Asset Allocation
SA PineBridge High-Yield Bond
SA Putnam International Growth and Income
SA Templeton Foreign Value
SA Wellington Capital Appreciation
SA WellsCap Aggressive Growth
C. Limited Equity	Minimum 0%	SA Columbia Technology
	Maximum 10%	SA Fidelity Institutional AM® Real Estate
SA Franklin Small Company Value
SA Invesco Growth Opportunities
SA JPMorgan Emerging Markets
SA JPMorgan Mid-Cap Growth

+ You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

MARKETLOCK INCOME PLUS or MARKETLOCK FOR LIFE PLUS EXTENSION (Contracts purchased between May 4, 2009 – January 18, 2010) and MARKETLOCK FOR LIFE (Contracts purchased between May 4, 2009 – May 31, 2010)

The following replaces the investment requirement option 3 and 4 if you elected the extension of the Income Base Evaluation Period and initial Income Credit Period (not applicable to MarketLock for Life) on or about your fifth contract anniversary.

Option 3	25% SA VCP Dynamic Allocation and
25% SA VCP Dynamic Strategy and

50% in one of the Allocations referenced at the end of this supplement
Option 4	At least 50% and up to 100% in one or more of the following:
SA DFA Ultra Short Bond
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy

Up to 50% in accordance with the requirements outline in the table below:
	Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
	A. Bond, Cash and	Minimum 15%	SA Federated Corporate Bond
	Fixed Accounts	Maximum 50%	SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond

SA Wellington Government and Quality Bond
SA Wellington Real Return
DCA Fixed Accounts (if available)
6-Month DCA
1-Year DCA
2-Year DCA
Fixed Accounts
1-Year Fixed (if available)
B. Equity Maximum	Minimum 0%	Franklin Founding Funds Allocation VIP Fund
	Maximum 35%	Franklin Income VIP Fund
Invesco V.I. American Franchise Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA American Funds Asset Allocation
SA American Funds Global Growth
SA American Funds Growth
SA American Funds Growth-Income
SA Dogs of Wall Street
SA Franklin Foreign Value
SA JPMorgan Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA Legg Mason BW Large Cap
SA Legg Mason BW Large Cap Value
SA Marsico Focused Growth
SA MFS Blue Chip Growth
SA MFS Massachusetts Investors Trust
SA MFS Total Return
SA Morgan Stanley International Equities
SA Oppenheimer Main Street Large Cap
SA PineBridge High-Yield Bond
SA Putnam International Growth and Income
SA Wellington Capital Appreciation
SA WellsCap Aggressive Growth
C. Limited Equity	Minimum 0%	SA Columbia Technology
	Maximum 5%	SA Fidelity Institutional AM® Real Estate
SA Franklin Small Company Value
SA Invesco Growth Opportunities
SA JPMorgan Emerging Markets
SA JPMorgan Mid-Cap Growth

MARKETLOCK FOR LIFE EXTENSION (Contracts purchased between May 4, 2009 – January 20, 2012)

The following replaces the investment requirement option 3 and 4 if you elected the extension of the Income Base Evaluation Period on or about your fifth contract anniversary.

Option 3	25% SA VCP Dynamic Allocation and
25% SA VCP Dynamic Strategy and

50% in one of the Allocations referenced at the end of this supplement
Option 4	At least 50% and up to 100% in one or more of the following:

SA DFA Ultra Short Bond
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy

Up to 50% in accordance with the requirements outline in the table below:
Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and	Minimum 15%	SA Federated Corporate Bond
Fixed Accounts	Maximum 50%	SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government and Quality Bond
SA Wellington Real Return
DCA Fixed Accounts (if available)
6-Month DCA
1-Year DCA
2-Year DCA
Fixed Accounts
1-Year Fixed (if available)
B. Equity Maximum	Minimum 0%	Franklin Founding Funds Allocation VIP Fund
	Maximum 35%	Franklin Income VIP Fund
Invesco V.I. American Franchise Fund, Series II Shares
Invesco V.I. Comstock Fund, Series II Shares
Invesco V.I. Growth and Income Fund, Series II Shares
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA American Funds Asset Allocation
SA American Funds Global Growth
SA American Funds Growth
SA American Funds Growth-Income
SA Dogs of Wall Street
SA Franklin Foreign Value
SA JPMorgan Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA Legg Mason BW Large Cap
SA Legg Mason BW Large Cap Value
SA Marsico Focused Growth
SA MFS Blue Chip Growth
SA MFS Massachusetts Investors Trust
SA MFS Total Return
SA Morgan Stanley International Equities
SA Oppenheimer Main Street Large Cap
SA PineBridge High-Yield Bond
SA Putnam International Growth and Income
SA Wellington Capital Appreciation
SA WellsCap Aggressive Growth
C. Limited Equity	Minimum 0%	SA Columbia Technology
	Maximum 5%	SA Fidelity Institutional AM® Real Estate
SA Franklin Small Company Value
SA Invesco Growth Opportunities
SA JPMorgan Emerging Markets
SA JPMorgan Mid-Cap Growth

MARKETLOCK FOR LIFE PLUS +6% OPTION EXTENSION (Contracts purchased between March 12, 2007 – May 1, 2009)

The following replaces the investment requirement option 2 and 3 if you elected the extension of the Income Base Evaluation Period on or about your tenth contract anniversary.

Option 2	25% in SA VCP Dynamic Allocation
25% in SA VCP Dynamic Strategy
50% in one of the Allocations referenced at the end of this supplement
Option 3	At least 50% in one or more of the following:
SA DFA Ultra Short Bond
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
Up to 50% in accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and	Minimum 10%	SA Federated Corporate Bond
Fixed Accounts	Maximum 50%	SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government and Quality Bond
SA Wellington Real Return
B. Equity Maximum	Minimum 0%	Balanced+
	Maximum 40%	Conservative Balanced+
Conservative Growth+
Equity Income Account+
Flexible Income+
Franklin Founding Funds Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise Fund, Series II Shares
Invesco V.I. Comstock Fund, Series II Shares
Invesco V.I. Growth and Income Fund, Series II Shares
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA American Funds Asset Allocation
SA American Funds Global Growth
SA American Funds Growth
SA American Funds® Growth-Income
SA Dogs of Wall Street
SA Franklin Foreign Value
SA Janus Focused Growth
SA JPMorgan Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA Legg Mason BW Large Cap Value
SA MFS Blue Chip Growth
SA MFS Massachusetts Investors Trust
SA MFS Total Return
SA Morgan Stanley International Equities
SA Oppenheimer Main Street Large Cap
SA PGI Asset Allocation
SA PineBridge High-Yield Bond
SA Putnam International Growth and Income
SA Wellington Capital Appreciation
SA WellsCap Aggressive Growth
Strategic Growth+
C. Limited Equity	Minimum 0%	SA Columbia Technology
	Maximum 10%	SA Fidelity Institutional AM® Real Estate
SA Franklin Small Company Value
SA Invesco Growth Opportunities
SA JPMorgan Emerging Markets
SA Multi-Managed Mid Cap Growth

+ Only available if you purchased your contract through Chase Investment Services Corporation (formerly WaMu Investments, Inc.)

MARKETLOCK INCOME PLUS EXTENSION (Contracts purchased between May 1, 2008 and April 30, 2009)

The following replaces the investment requirement option 2 if you elected the extension of the Income Base Evaluation Period and initial Income Credit Period on or about your fifth contract anniversary.

Option 2	25% in SA VCP Dynamic Allocation
25% in SA VCP Dynamic Strategy

50% in one of the Allocations referenced at the end of this supplement

ALLOCATIONS

Variable Portfolios	Allocation 1	Allocation 2	Allocation 3
Invesco V.I. Comstock Fund, Series II Share	5.0%	5.0%	6.0%
Invesco V.I. Growth and Income Fund, Series II Share	6.0%	7.0%	8.0%
SA AB Growth	3.0%	4.0%	4.0%
SA AB Small & Mid Cap Value	1.0%	1.0%	1.0%
SA American Funds Global Growth	2.0%	3.0%	4.0%
SA American Funds Growth-Income	0.0%	0.0%	1.0%
SA DFA Ultra Short Bond	2.0%	1.0%	0.0%
SA Dogs of Wall Street	3.0%	3.0%	3.0%
SA Federated Corporate Bond	10.0%	8.0%	7.0%
SA Fidelity Institutional AM® Real Estate	0.0%	0.0%	0.0%
SA Franklin Small Company Value	0.0%	2.0%	2.0%
SA Goldman Sachs Global Bond	4.0%	4.0%	2.0%
SA Janus Focused Growth	0.0%	1.0%	1.0%
SA JPMorgan Emerging Markets	0.0%	1.0%	2.0%
SA JPMorgan Equity-Income	6.0%	7.0%	8.0%
SA JPMorgan MFS Core Bond	17.0%	13.0%	10.0%
SA Legg Mason BW Large Cap Value	4.0%	4.0%	4.0%
SA MFS Blue Chip Growth	2.0%	3.0%	4.0%
SA MFS Massachusetts Investors Trust	6.0%	6.0%	7.0%
SA Morgan Stanley International Equities	3.0%	3.0%	4.0%
SA Oppenheimer Main Street Large Cap	3.0%	4.0%	4.0%
SA PineBridge High-Yield Bond	4.0%	3.0%	2.0%
SA Templeton Foreign Value	3.0%	3.0%	3.0%
SA Wellington Capital Appreciation	3.0%	3.0%	4.0%
SA Wellington Government and Quality Bond	8.0%	8.0%	7.0%
SA Wellington Real Return	5.0%	3.0%	2.0%
Total	100.00%	100.00%	100.00%

Dated: April 18, 2019

Please keep this supplement with your prospectus.

SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT

Polaris Advantage Variable Annuity

Polaris Advantage II Variable Annuity

Polaris Advisor III Variable Annuity

Polaris Advisory Income Variable Annuity

Polaris Preferred Solution Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

FSA Advisor Variable Annuity

Polaris Advantage Variable Annuity

Polaris Advantage II Variable Annuity

Polaris Choice III Variable Annuity

Polaris II A-Class Platinum Series Variable Annuity

Polaris II Variable Annuity

Polaris II Rewards Variable Annuity

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

VALIC SEPARATE ACCOUNT A

Polaris Choice Elite Variable Annuity

The following Underlying Fund of the Franklin Templeton Variable Insurance Products Trust (“FTVIPT”) has been renamed as indicated below. Accordingly, all references in the prospectus are replaced as follows:

Former Underlying Fund Name	New Underlying Fund Name	Managed By	Trust
Franklin Founding Funds	Franklin Allocation VIP	Franklin Templeton	FTVIPT
Allocation VIP Fund	Fund	Services, LLC

Dated: May 1, 2019

Please keep this supplement with your prospectus.